Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consolidated Statements Of Comprehensive Income
Net income	$ 60,509	$ 45,203
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment, net of tax of $nil	44,032	(24,312)
Share of other comprehensive (income) loss in associate	(2,324)	1,077
Reclassification to net income upon ownership dilution of investment in associate		(21)
Items that will not subsequently be reclassified to net income or loss:
Change in fair value on equity investments designated as FVTOCI, net of tax of $nil	12,551	249
Other comprehensive income (loss), net of taxes	54,259	(23,007)
Attributable to:
Equity holders of the Company	49,039	(19,892)
Non-controlling interests	5,220	(3,115)
Other comprehensive loss, net of taxes	54,259	(23,007)
Total comprehensive income	114,768	22,196
Attributable to:
Equity holders of the Company	95,415	14,382
Non-controlling interests	19,353	7,814
Total comprehensive income	$ 114,768	$ 22,196